COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	0.4%
BANKING	0.2%
Wells Fargo & Co., 4.25%, Series DD(a)			22,928	$403,303
Wells Fargo & Co., 4.375%, Series CC(a)			22,544	404,665

				807,968

INSURANCE	0.2%
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53			41,574	1,113,768

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$1,904,199)				1,921,736

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	96.4%
BANKING	57.0%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(c)(d)		EUR	2,000,000	2,479,941
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(c)(d)		EUR	2,600,000	3,194,854
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(c)			1,000,000	1,111,960
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(c)(d)		EUR	800,000	938,923
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(c)(d)		EUR	2,000,000	2,377,952
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(c)			1,400,000	1,372,736
Banco Santander SA, 6.00% to 1/2/31 (Spain)(a)(b)(c)(d)		EUR	1,200,000	1,389,906
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(c)			2,600,000	2,800,972
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(c)			1,600,000	1,790,191
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(c)			2,600,000	3,077,287
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(c)			1,199,000	1,205,279
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(c)			594,000	600,640
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(c)			3,270,000	3,266,926
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(c)			5,081,000	5,215,916
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(c)(d)		EUR	400,000	474,003
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(c)			852,000	824,616
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(c)			1,200,000	1,227,963
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(c)			1,400,000	1,495,920
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(c)			1,200,000	1,277,546
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(c)			930,000	995,100
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(c)			400,000	401,000
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(c)			1,200,000	1,225,401
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(c)			1,500,000	1,593,513
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(c)(d)		GBP	1,400,000	1,928,718
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(c)(d)		GBP	2,800,000	3,903,755
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(c)		GBP	800,000	1,145,268
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)			4,200,000	4,754,736
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(c)(e)			3,400,000	3,054,166
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(c)(e)			400,000	412,215
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)			3,600,000	3,816,641
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)			2,800,000	3,002,916
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)			3,400,000	3,633,862
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(c)(e)			1,000,000	1,078,796
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(c)(d)		EUR	1,400,000	1,657,648

	Principal Amount*			Value
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(c)(d)	EUR	1,000,000		$1,269,641
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(c)(d)	EUR	400,000		515,542
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(c)		1,600,000		1,618,400
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a)(c)		440,000		430,384
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(c)		2,119,000		2,091,468
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(c)		5,293,000		4,842,880
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(c)		1,252,000		1,240,411
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(c)		5,508,000		5,568,588
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(c)		6,655,000		6,725,556
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(c)		2,359,000		2,456,811
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(c)		2,388,000		2,497,112
CoBank ACB, 6.45% to 10/1/27, Series K(a)(c)		1,350,000		1,361,931
CoBank ACB, 7.125% to 1/1/30, Series M(a)(c)		1,500,000		1,552,286
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(c)(d)		1,600,000		1,658,504
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(d)	EUR	1,106,975		1,461,065
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(c)(d)	GBP	1,400,000		1,953,803
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(b)(e)(f)(g)		400,000		31,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(b)(e)(f)(g)		1,600,000		124,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(b)(e)(f)(g)		1,200,000		93,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(c)(d)	EUR	1,400,000		1,686,670
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(c)(d)	EUR	1,600,000		1,973,379
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(d)	EUR	1,000,000		1,178,497
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(d)	EUR	1,400,000		1,720,125
Eurobank Ergasias Services & Holdings SA, 6.625% to 6/4/31 (Greece)(a)(b)(c)(d)	EUR	1,400,000		1,649,356
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(a)(c)		1,500,000		1,526,250
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(c)		2,310,000		2,398,147
First Horizon Bank, 5.44% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(e)(h)		3,500	†	2,695,000
Goldman Sachs Capital I, 6.345%, due 2/15/34		721,000		754,633
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(c)		786,000		770,985
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(c)		620,000		608,680
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(c)		2,181,000		2,232,820
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(c)		6,591,000		6,902,952
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)		1,900,000		1,756,195
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)		2,200,000		2,205,694
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		2,400,000		2,566,630
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)		1,000,000		1,020,788
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)		1,000,000		1,033,151
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)		1,000,000		1,059,841
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(c)		600,000		519,666
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(c)(d)		2,000,000		1,917,860
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(c)		1,200,000		1,197,194
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(c)(d)		1,800,000		1,859,540
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(c)(d)		1,800,000		1,879,521
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(c)(d)		3,000,000		3,244,192
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(c)(d)	EUR	2,000,000		2,468,631
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(c)(e)		200,000		201,000
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(c)		1,420,000		1,459,169
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(c)		3,154,000		3,304,361
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(c)(d)		1,200,000		1,215,000
KeyCorp Capital III, 7.75%, due 7/15/29		1,000,000		1,061,435

		Principal Amount*		Value
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(d)		EUR	600,000	$707,407
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(c)			800,000	797,016
Lloyds Banking Group PLC, 7.50% to 9/29/25 (United Kingdom)(a)(b)(c)			200,000	200,745
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)		GBP	1,400,000	1,878,488
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(c)			400,000	428,210
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)		GBP	1,500,000	2,086,164
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(c)			247,000	238,000
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a)(b)(c)(d)		GBP	800,000	1,053,389
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(d)		GBP	1,000,000	1,362,337
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(c)			200,000	200,794
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)			1,800,000	1,976,564
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)			600,000	604,840
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(a)(b)(c)(d)		EUR	1,200,000	1,413,482
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(c)			3,113,000	3,007,380
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(c)			1,528,000	1,534,751
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(c)			1,341,000	1,358,846
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(c)			1,035,000	1,049,372
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(c)			2,200,000	2,229,700
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(d)			600,000	614,088
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(c)(e)			2,000,000	1,857,611
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(c)(e)			2,600,000	2,607,433
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(c)(e)			1,800,000	1,883,261
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(c)(e)			1,000,000	1,062,271
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(c)(e)			2,800,000	3,003,820
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(c)(e)			3,000,000	3,314,634
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(c)(e)			1,600,000	1,474,438
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(c)(e)			2,200,000	2,330,984
State Street Corp., 6.70% to 3/15/29, Series I(a)(c)			2,207,000	2,280,926
State Street Corp., 6.70% to 9/15/29, Series J(a)(c)			1,318,000	1,370,015
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(d)			1,200,000	1,120,029
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(d)			600,000	631,961
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(d)			3,000,000	3,185,625
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(c)			1,000,000	1,039,311
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(c)			4,400,000	4,648,987
Truist Financial Corp., 6.669% to 9/1/25, Series N(a)(c)			1,000,000	1,001,850
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)			2,600,000	2,336,761
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(c)(e)			1,000,000	983,489
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)			2,200,000	2,254,837
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(c)(e)			1,800,000	1,802,250
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)			1,400,000	1,495,822
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)			3,400,000	3,740,105
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)			3,600,000	4,228,931
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(c)(d)		EUR	800,000	973,429
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(c)			493,000	475,179
Wells Fargo & Co., 5.95%, due 12/15/36			1,478,000	1,503,918
Wells Fargo & Co., 6.85% to 9/15/29(a)(c)			3,714,000	3,856,324
Wells Fargo & Co., 7.625% to 9/15/28(a)(c)			2,667,000	2,845,564

				244,338,348

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(c)(d)		EUR	500,000	655,169

		Principal Amount*		Value
ENERGY	0.8%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(c)			74,000	$73,025
BP Capital Markets PLC, 6.125% to 3/18/35(a)(c)			1,372,000	1,379,422
BP Capital Markets PLC, 6.45% to 12/1/33(a)(c)			1,740,000	1,806,159

				3,258,606

FINANCIAL SERVICES	1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(c)			580,000	607,124
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(c)			1,307,000	1,272,826
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(c)			2,560,000	2,341,619
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(c)(e)			766,000	749,727
ILFC E-Capital Trust II, 6.68% (3 Month USD Term SOFR + 2.062%), due 12/21/65(e)(h)			940,000	802,001
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(c)			2,200,000	2,229,984

				8,003,281

HEALTH CARE	1.1%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(c)			1,041,000	1,044,464
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)			3,602,000	3,714,887

				4,759,351

INSURANCE	12.1%
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)			1,800,000	1,779,801
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(c)			1,800,000	1,781,514
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(c)(d)		EUR	1,400,000	1,666,815
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(c)(d)		EUR	1,900,000	2,262,030
AXA SA, 8.60%, due 12/15/30 (France)			1,025,000	1,215,241
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(c)			1,175,000	1,176,056
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(c)			1,550,000	1,592,348
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(c)(e)			2,200,000	2,243,751
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(c)			1,980,000	1,948,904
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(c)			1,030,000	1,052,515
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(e)			2,832,000	2,772,766
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(e)			3,380,000	3,540,567
Hartford Insurance Group, Inc., 6.713% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e)(h)			1,236,000	1,151,291
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(d)			800,000	772,131
Lincoln National Corp., 6.627% (3 Month USD Term SOFR + 2.302%), due 4/20/67(h)			1,885,000	1,571,621
Lincoln National Corp., 6.944% (3 Month USD Term SOFR + 2.619%), due 5/17/66(h)			800,000	696,117
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(c)			699,000	760,607
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(c)(e)			4,400,000	4,457,816
MetLife Capital Trust IV, 7.875%, due 12/15/37(e)			1,700,000	1,859,010
MetLife, Inc., 9.25%, due 4/8/38(e)			2,000,000	2,369,102
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(c)(e)			2,400,000	2,513,890
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(c)			620,000	630,176
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(c)			345,000	359,166
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(c)			1,280,000	1,283,823
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Bermuda)(d)			1,500,000	1,534,030
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(c)(d)			2,000,000	1,932,123
SBL Holdings, Inc., 6.50% to 11/13/26(a)(c)(e)			2,340,000	2,183,016
SBL Holdings, Inc., 9.508% to 5/13/30(a)(c)(e)			1,940,000	1,983,650
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(c)(e)			600,000	599,707
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(c)			493,000	522,087

		Principal Amount*		Value
Zurich Finance Ireland II DAC, 6.25% to 5/22/35, due 11/22/55 (Ireland)(c)(d)			1,800,000	$1,856,248

				52,067,919

PIPELINES	9.0%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			1,065,000	1,056,276
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			858,000	851,221
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			1,426,000	1,426,868
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			1,271,000	1,277,480
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(c)			1,670,000	1,724,419
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			1,838,000	1,897,417
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,232,000	2,374,716
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			2,381,000	2,537,522
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			3,584,000	4,045,494
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(c)			2,131,000	2,140,393
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(c)			2,510,000	2,506,358
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(c)			2,681,000	2,751,601
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(e)			3,120,000	3,244,326
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(e)			3,725,000	3,850,442
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			2,178,000	2,120,741
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			2,567,000	2,568,077
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(c)(e)			2,352,000	2,354,716

				38,728,067

REAL ESTATE	0.4%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(c)(d)		EUR	1,300,000	1,502,403

TELECOMMUNICATIONS	1.6%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)			1,630,000	1,662,458
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)			1,840,000	1,871,998
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(c)			400,000	409,949
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(c)			1,540,000	1,560,143
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(c)			1,530,000	1,552,823

				7,057,371

UTILITIES	12.3%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			2,586,000	2,498,133
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			2,355,000	2,384,541
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			4,646,000	4,514,938
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(e)			3,130,000	3,161,810
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			1,721,000	1,821,025
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			2,136,000	2,234,779
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)			608,000	635,597
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)			1,185,000	1,239,427
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(c)			716,000	647,308
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)			1,580,000	1,597,085
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(c)			1,630,000	1,674,300
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(c)			1,035,000	1,083,706
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(c)			993,000	1,061,824
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)			1,337,000	1,350,016
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(c)			2,055,000	2,132,634
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)			1,364,000	1,428,554
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(c)			2,960,000	2,996,544

		Principal Amount*	Value
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(c)		850,000	$869,331
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(c)		408,000	406,983
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(c)		1,290,000	1,326,727
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(c)		2,720,000	2,814,020
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(c)		2,321,000	2,399,698
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(c)		3,086,000	3,227,570
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)		935,000	949,286
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)		120,000	124,648
Sempra, 4.125% to 1/1/27, due 4/1/52(c)		3,377,000	3,269,513
Sempra, 6.40% to 7/1/34, due 10/1/54(c)		2,312,000	2,242,316
Sempra, 6.875% to 7/1/29, due 10/1/54(c)		2,790,000	2,823,142

			52,915,455

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$397,317,333)			413,285,970

CORPORATE BONDS—INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(e)		440,000	404,800

TOTAL CORPORATE BONDS (Identified cost—$404,111)			404,800

		Shares
SHORT-TERM INVESTMENTS	2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.24%(i)		7,630,941	7,630,941
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(i)		1,387,654	1,387,654

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,018,595)			9,018,595

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$408,644,238)	99.0%		424,631,101
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		4,233,841

NET ASSETS	100.0%		$428,864,942

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	EUR	31,656,149	USD	37,326,082	8/28/25	$1,142,614
Brown Brothers Harriman	GBP	12,125,604	USD	16,422,494	8/28/25	405,136
Brown Brothers Harriman	USD	404,329	EUR	348,122	8/28/25	(6,420)

						$1,541,330

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$1,921,736	$—	$—	$1,921,736
Preferred Securities—Over-the-Counter	—	413,285,970	—	413,285,970
Corporate Bonds	—	404,800	—	404,800
Short-Term Investments	—	9,018,595	—	9,018,595

Total Investments in Securities(j)	$1,921,736	$422,709,365	$—	$424,631,101

Forward Foreign Currency Exchange Contracts	$—	$1,547,750	$—	$1,547,750

Total Derivative Assets(j)	$—	$1,547,750	$—	$1,547,750

Forward Foreign Currency Exchange Contracts	$—	$(6,420)	$—	$(6,420)

Total Derivative Liabilities(j)	$—	$(6,420)	$—	$(6,420)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $151,531,118 or 35.3% of the net assets of the Fund.

(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $69,239,722 which represents 16.1% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $95,146,272 which represents 22.2% of the net assets of the Fund, of which 0.7% are illiquid.

(f)	Non–income producing security.
(g)	Security is in default.
(h)	Variable rate. Rate shown is in effect at July 31, 2025.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Country Summary	% of Net Assets
United States	42.5
Canada	13.7
United Kingdom	10.3
France	7.9
Switzerland	4.3
Spain	4.0
Netherlands	3.8
Japan	2.8
Germany	2.0
Ireland	1.4
Sweden	1.3
Italy	1.1
Greece	0.7
Austria	0.7
Other (includes short-term investments)	3.5

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of July 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At July 31, 2025, the Fund did not have any option contracts outstanding.